Restructuring and Related Charges (Tables)	12 Months Ended
Sep. 30, 2018
Restructuring and Related Activities [Abstract]
Schedule of restructuring components
The table below sets forth the amounts accrued for the restructuring components and related activity:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of the period	$3,542	$13,217	$1,814
Restructuring charges related to VSP	312	20,098	16,859
Charges related to other initiatives	10,773	12,294	13,100
Write-off charge and other non‑cash activity	(663)	(727)	(166)
Cash payments	(13,280)	(41,432)	(18,403)
Other adjustments	26	92	13
Balance at end of the period	$710	$3,542	$13,217
The table below sets forth the location of restructuring charges recorded on the Consolidated Statements of Operations:

	Year Ended September 30,
	2018	2017	2016
Cost of product sales and services	$3,897	$14,574	$14,611
General and administrative expense	5,438	8,604	8,045
Sales and marketing expense	908	8,727	5,591
Research and development expense	606	487	1,712
Other expense	236	—	—
	$11,085	$32,392	$29,959